UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on

Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utilities Fund

First Quarter Report — March 31, 2012

Morningstar® rated the Gabelli Utilities Fund Class AAA Shares 4 stars overall and 5 stars for the five year period ended March 31, 2012 among 75 and 73 Utilities funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

Mario J. Gabelli, CFA

To Our Shareholders,

For the quarter ended March 31, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund increased 1.0% compared with a decrease of 1.6% for the Standard & Poor’s (“S&P”) 500 Utilities Index.

Enclosed is the schedule of investments as of March 31, 2012.

Comparative Results

Average Annual Returns through March 31, 2012 (a) (Unaudited)					Since Inception (8/31/99)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABUX)	1.01%	3.38%	3.17%	7.04%	7.55%
S&P 500 Utilities Index	(1.62)	14.82	1.55	5.89	4.83
S&P 500 Index	12.59	8.54	2.01	4.12	2.37
Lipper Utility Fund Average	1.64	8.45	1.80	7.37	5.16
Class A (GAUAX)	0.83	3.35	3.15	7.07	7.56
With sales charge (b)	(4.96)	(2.59)	1.94	6.43	7.06
Class B (GAUBX)	0.58	2.33	2.32	6.26	6.92
With contingent deferred sales charge (c)	(4.42)	(2.67)	1.96	6.26	6.92
Class C (GAUCX)	0.76	2.50	2.37	6.32	6.96
With contingent deferred sales charge (d)	(0.24)	1.50	2.37	6.32	6.96
Class I (GAUIX)	1.00	3.52	3.35	7.14	7.62

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.40%, 1.40%, 2.15%, 2.15%, and 1.15%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The values of utility stocks generally changes as long-term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund

Schedule of Investments — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 81.2%
	ENERGY AND UTILITIES — 56.7%
	Energy and Utilities: Alternative Energy — 0.1%
300,000	Algonquin Power & Utilities Corp.	$1,744,448
26,000	Ormat Industries Ltd.	134,584
63,000	Ormat Technologies Inc.	1,269,450

		3,148,482

	Energy and Utilities: Electric Integrated — 27.8%
10,000	AES Tiete SA, Preference	151,743
353,034	ALLETE Inc.	14,647,381
108,000	Alliant Energy Corp.	4,678,560
590,000	Ameren Corp.	19,222,200
20,000	American DG Energy Inc.†	42,800
687,000	American Electric Power Co. Inc.	26,504,460
3,497	Atlantic Power Corp.†	48,346
248,000	Avista Corp.	6,343,840
732,000	Black Hills Corp.	24,543,960
35,000	Cleco Corp.	1,387,750
60,000	CMS Energy Corp.	1,320,000
253,300	Dominion Resources Inc.	12,971,493
5,000	DTE Energy Co.	275,150
409,500	Duke Energy Corp.	8,603,595
250,360	Dynegy Inc.†	140,202
1,139,000	Edison International	48,418,890
788,000	El Paso Electric Co.	25,602,120
6,000	Entergy Corp.	403,200
1,331,000	Exelon Corp.	52,188,510
621,500	FirstEnergy Corp.	28,334,185
4,000	Fortis Inc.	129,410
1,430,000	Great Plains Energy Inc.	28,986,100
1,095,054	Hawaiian Electric Industries Inc.	27,759,619
18,000	IDACORP Inc.	740,160
298,000	Integrys Energy Group Inc.	15,791,020
19,000	ITC Holdings Corp.	1,461,860
229,000	MGE Energy Inc.	10,165,310
1,090,000	NextEra Energy Inc.	66,577,200
215,000	NiSource Inc.	5,235,250
800,085	NorthWestern Corp.	28,371,014
86,000	NV Energy Inc.	1,386,320
358,000	OGE Energy Corp.	19,153,000
555,000	Otter Tail Corp.	12,043,500
140,000	Pepco Holdings Inc.	2,644,600
117,550	PG&E Corp.	5,102,845
355,000	Pinnacle West Capital Corp.	17,004,500
1,625,007	PNM Resources Inc.	29,737,628
75,000	PPL Corp.	2,119,500
378,050	Progress Energy Inc.	20,078,236
190,000	Public Service Enterprise Group Inc.	5,815,900
689,000	SCANA Corp.	31,425,290
1,369,432	TECO Energy Inc.	24,033,532
371,093	The Empire District Electric Co.	7,551,743
545,050	The Southern Co.	24,489,097

Shares		Market Value
225,075	UniSource Energy Corp.	$8,230,993
37,000	Unitil Corp.	992,710
520,900	Vectren Corp.	15,137,354
970,000	Westar Energy Inc.	27,092,100
698,000	Wisconsin Energy Corp.	24,555,640
352,000	Xcel Energy Inc.	9,317,440

		748,957,256

	Energy and Utilities: Electric Transmission and Distribution — 4.2%
380,967	Central Vermont Public Service Corp.	13,410,038
440,000	CH Energy Group Inc.	29,361,200
474,050	Consolidated Edison Inc.	27,694,001
520,000	Northeast Utilities	19,302,400
440,000	NSTAR	21,397,200
19,000	UIL Holdings Corp.	660,440

		111,825,279

	Energy and Utilities: Global Utilities — 2.1%
27,000	Chubu Electric Power Co. Inc.	487,350
23,000	E.ON AG	550,928
11,004	EDF SA	251,108
4,000	EDP - Energias de Portugal SA, ADR	115,920
200,000	Electric Power Development Co. Ltd.	5,422,254
11,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	230,973
190,000	Emera Inc.	6,459,371
35,000	Enagas SA	673,589
240,000	Endesa SA	4,782,139
230,000	Enel SpA	831,913
58,800	GDF Suez†	78
185,000	Hera SpA	264,007
58,000	Hokkaido Electric Power Co. Inc.	851,395
30,000	Hokuriku Electric Power Co.	542,225
185,000	Huaneng Power International Inc., ADR	4,055,200
76,000	Iberdrola SA, ADR	1,727,480
50,192	Iberdrola SA, London†	282,640
52,781	Iberdrola SA, Madrid	299,669
2,000	International Power plc	12,956
410,000	Korea Electric Power Corp., ADR†	3,989,300
78,000	Kyushu Electric Power Co. Inc.	1,111,055
17,000	National Grid plc, ADR	858,160
3,000	Niko Resources Ltd.	105,539
2,200	Noble Energy Inc.	215,116
93,000	Red Electrica Corporacion SA	4,550,834
24,000	Shikoku Electric Power Co. Inc.	676,477
2,000	Snam SpA	9,619
65,000	Statoil ASA, ADR	1,764,608
790,000	Talisman Energy Inc.	9,954,000
24,000	The Chugoku Electric Power Co. Inc.	445,669
180,000	The Kansai Electric Power Co. Inc.	2,787,967
35,000	The Tokyo Electric Power Co. Inc.†	87,955

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Global Utilities (Continued)
175,000	Tohoku Electric Power Co. Inc.†	$1,995,892

		56,393,386

	Energy and Utilities: Merchant Energy — 1.7%
85,537	GenOn Energy Inc.†	177,917
40,000	GenOn Energy Inc. - Old, Escrow†(a)	0
15,000	GenOn Energy Inc., Escrow(a)	0
239,000	NRG Energy Inc.†	3,745,130
3,295,000	The AES Corp.†	43,065,650

		46,988,697

	Energy and Utilities: Natural Gas Integrated — 11.0%
43,000	Apache Corp.	4,318,920
64,000	Atlas Energy LP	2,112,000
8,170	Atlas Resource Partners LP†	227,698
5,000	Devon Energy Corp.	355,600
2,300,000	El Paso Corp.	67,965,000
21,000	Energen Corp.	1,032,150
1,275,090	Energy Transfer Equity LP	51,386,127
151,000	Hess Corp.	8,901,450
2,011,000	National Fuel Gas Co.	96,769,320
80,000	Nexen Inc.	1,468,000
275,011	Northwest Natural Gas Co.	12,485,499
298,000	ONEOK Inc.	24,334,680
600,000	Spectra Energy Corp.	18,930,000
3,000	The Williams Companies Inc.	92,430
210,000	UGI Corp.	5,722,500
999	WPX Energy Inc.†	17,992

		296,119,366

	Energy and Utilities: Natural Gas Utilities — 4.7%
123,000	AGL Resources Inc.	4,824,060
100,000	Atmos Energy Corp.	3,146,000
86,000	CenterPoint Energy Inc.	1,695,920
36,000	Chesapeake Utilities Corp.	1,480,320
1,025,000	CONSOL Energy Inc.	34,952,500
288,918	Corning Natural Gas Corp.(b)	4,911,606
75,000	Delta Natural Gas Co. Inc.	2,850,000
72,000	Piedmont Natural Gas Co. Inc.	2,237,040
48,000	Questar Corp.	924,480
43,000	RGC Resources Inc.	791,200
70,000	South Jersey Industries Inc.	3,502,800
1,205,076	Southwest Gas Corp.	51,504,948
246,000	The Laclede Group Inc.	9,598,920
93,000	WGL Holdings Inc.	3,785,100

		126,204,894

	Energy and Utilities: Natural Resources — 1.6%
14,000	Alliance Holdings GP LP	609,700
52,000	Anadarko Petroleum Corp.	4,073,680
290,000	BP plc, ADR	13,050,000

Shares		Market Value
227,000	Cameco Corp.	$4,878,230
18,000	Compania de Minas Buenaventura SA, ADR	725,580
215,000	Mueller Industries Inc.	9,771,750
40,000	Occidental Petroleum Corp.	3,809,200
100,000	Peabody Energy Corp.	2,896,000
25,000	Petroleo Brasileiro SA, ADR	664,000
145,000	Tullow Oil plc	3,541,506
20,000	Uranium One Inc.†	55,542

		44,075,188

	Energy and Utilities: Services — 1.0%
258,000	ABB Ltd., ADR†	5,265,780
50,000	Areva SA†	1,102,975
60,000	Halliburton Co.	1,991,400
8,000	Lufkin Industries Inc.	645,200
35,000	MDU Resources Group Inc.	783,650
59,000	Patterson-UTI Energy Inc.	1,020,110
91,000	Rowan Companies Inc.†	2,996,630
12,000	Tenaris SA, ADR	458,760
820,000	Weatherford International Ltd.†	12,373,800

		26,638,305

	Energy and Utilities: Water — 0.8%
4,000	American States Water Co.	144,560
115,000	American Water Works Co. Inc.	3,913,450
433,000	Aqua America Inc.	9,651,570
4,000	California Water Service Group	72,840
10,500	Connecticut Water Service Inc.	297,045
4,000	Consolidated Water Co. Ltd.	31,640
18,000	Middlesex Water Co.	340,020
214,099	SJW Corp.	5,164,068
89,000	The York Water Co.	1,539,700
13,000	United Utilities Group plc, ADR	251,550

		21,406,443

	Diversified Industrial — 1.6%
47,000	Cooper Industries plc	3,005,650
1,600,000	General Electric Co.	32,112,000
200,000	Mueller Water Products Inc., Cl. A	666,000
43,000	Park-Ohio Holdings Corp.†	862,150
105,000	Tyco International Ltd.	5,898,900

		42,544,700

	Environmental Services — 0.1%
81,000	Veolia Environnement	1,343,356

	TOTAL ENERGY AND UTILITIES	1,525,645,352

	COMMUNICATIONS — 16.3%
	Cable and Satellite — 5.3%
90,000	AMC Networks Inc., Cl. A†	4,016,700
1,827,000	British Sky Broadcasting Group plc	19,754,508
590,000	Cablevision Systems Corp., Cl. A	8,661,200
225,500	Charter Communications Inc., Cl. A†	14,307,975

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
25,000	Cogeco Cable Inc.	$1,311,845
70,000	Cogeco Inc.	3,806,507
76,000	Comcast Corp., Cl. A	2,280,760
860,000	Comcast Corp., Cl. A, Special	25,378,600
105,000	DIRECTV, Cl. A†	5,180,700
805,000	DISH Network Corp., Cl. A	26,508,650
330,000	EchoStar Corp., Cl. A†	9,286,200
175,000	Liberty Global Inc., Cl. A†	8,764,000
71,000	Rogers Communications Inc., Cl. B	2,818,700
12,000	Shaw Communications Inc., Cl. B	253,800
127,000	Time Warner Cable Inc.	10,350,500
70,000	Tokyo Broadcasting System Holdings Inc.	1,043,615

		143,724,260

	Computer Services Software and Systems — 0.2%
390,000	EarthLink Inc.	3,116,100
251,046	Internap Network Services Corp.†	1,842,678

		4,958,778

	Telecommunications — 7.7%
120,000	AboveNet Inc.†	9,936,000
910,000	AT&T Inc.	28,419,300
98,000	Atlantic Tele-Network Inc.	3,563,280
615,000	BCE Inc.	24,636,900
96,000	Belgacom SA	3,086,304
2,680,016	Cincinnati Bell Inc.†	10,773,664
30,000	Deutsche Telekom AG	361,181
760,000	Deutsche Telekom AG, ADR	9,158,000
16,000	Koninklijke KPN NV, ADR	176,960
129,000	Loral Space & Communications Inc.†	10,268,400
2,200	Mobistar SA	109,591
152,000	Nippon Telegraph & Telephone Corp.	6,895,735
360,000	Orascom Telecom Holding SAE, GDR†(c)	1,158,480
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†(a)(d)	396,000
64,000	Philippine Long Distance Telephone Co., ADR	3,980,160
240,000	Portugal Telecom SGPS SA	1,305,646
240,000	Portugal Telecom SGPS SA, ADR	1,298,400
2,000	PT Indosat Tbk	1,105
2,200,000	Singapore Telecommunications Ltd.	5,512,907
1,300,000	Sprint Nextel Corp.†	3,705,000
115,000	Swisscom AG, ADR	4,632,200
7,000	Tele2 AB, Cl. B	142,840
155,000	Telecom Italia SpA, ADR	1,839,850
232,500	Telefonica Brasil SA, ADR	7,121,475
318,000	Telefonica SA, ADR	5,218,380
400,000	Telekom Austria AG	4,658,371
560,009	Telephone & Data Systems Inc.	12,964,208
430,000	tw telecom inc.†	9,528,800
845,000	Verizon Communications Inc.	32,304,350

Shares		Market Value
510,000	VimpelCom Ltd., ADR.	$5,691,600

		208,845,087

	Wireless Communications — 3.1%
38,000	America Movil SAB de CV, Cl. L, ADR	943,540
60,000	China Mobile Ltd., ADR	3,304,800
44,000	China Unicom Hong Kong Ltd., ADR	739,200
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	85
180	M1 Ltd.	364
24,428	Millicom International Cellular SA	2,760,364
170,000	Millicom International Cellular SA, SDR	19,272,046
6,500	Mobile TeleSystems OJSC, ADR	119,210
487,000	NII Holdings Inc.†	8,916,970
4,600	NTT DoCoMo Inc.	7,636,100
125,000	SK Telecom Co. Ltd., ADR	1,738,750
400	SmarTone Telecommunications Holdings Ltd.	821
16,812	Tim Participacoes SA, ADR	542,355
287,000	Turkcell Iletisim Hizmetleri A/S, ADR†	3,616,200
315,000	United States Cellular Corp.†	12,892,950
720,000	Vodafone Group plc, ADR	19,922,400

		82,406,155

	TOTAL COMMUNICATIONS	439,934,280

	OTHER — 8.2%
	Aerospace — 3.2%
250,031	Exelis Inc.	3,130,388
410,047	Goodrich Corp.	51,436,296
2,116,500	Rolls-Royce Holdings plc	27,488,769
60,000	The Boeing Co.	4,462,200

		86,517,653

	Aviation: Parts and Services — 0.1%
90,000	Curtiss-Wright Corp.	3,330,900

	Building and Construction — 0.1%
16,000	Acciona SA	1,117,326
20,000	Texas Industries Inc.	700,200

		1,817,526

	Business Services — 0.7%
1,270,065	Clear Channel Outdoor Holdings Inc., Cl. A†	10,135,119
60,000	Equinix Inc.†	9,447,000

		19,582,119

	Commercial Services — 0.1%
71,000	Macquarie Infrastructure Co. LLC.	2,342,290
7,500	McGrath Rentcorp	240,825

		2,583,115

	Computer Software and Services — 0.2%
100,000	Taleo Corp., Cl. A†	4,593,000

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Diversified Industrial — 0.5%
10,000	Bouygues SA	$305,819
138,015	ITT Corp.	3,166,064
12,000	Raven Industries Inc.	732,120
15,000	Svenska Cellulosa AB, Cl. A	259,379
140,000	Trinity Industries Inc.	4,613,000
115,000	Twin Disc Inc.	3,000,350

		12,076,732

	Electronics — 0.8%
170,000	LSI Corp.†	1,475,600
117,000	Texas Instruments Inc.	3,932,370
230,000	Thomas & Betts Corp.†	16,539,300

		21,947,270

	Entertainment — 0.8%
360,000	Grupo Televisa SA, ADR	7,588,800
800,000	Vivendi SA	14,681,444

		22,270,244

	Financial Services — 0.1%
106,000	Kinnevik Investment AB, Cl. A	2,467,426
12,000	Kinnevik Investment AB, Cl. B	279,150

		2,746,576

	Health Care — 0.0%
12,000	Tsumura & Co.	346,647

	Machinery — 0.4%
5,037	The Gorman-Rupp Co.	146,980
370,000	Xylem Inc.	10,267,500

		10,414,480

	Metals and Mining — 0.0%
26,000	Materion Corp.†	746,980

	Specialty Chemicals — 0.0%
20,000	The Dow Chemical Co.	692,800

	Transportation — 1.2%
484,000	GATX Corp.	19,505,200
145,500	Kirby Corp.†	9,572,445
63,000	RailAmerica Inc.†	1,351,980

		30,429,625

	TOTAL OTHER	220,095,667

	TOTAL COMMON STOCKS	2,185,675,299

Shares			Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
18,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B		$747,360

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
86,000	Bharti Airtel Ltd., expire 09/19/13†(d)		571,178

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 18.8%
$506,823,000	U.S. Treasury Bills, 0.010% to 0.130%††, 04/12/12 to 09/20/12(e)		506,738,456

	TOTAL INVESTMENTS — 100.0% (Cost $2,396,135,699)		$2,693,732,293

	Aggregate tax cost		$2,403,390,146

	Gross unrealized appreciation		$370,012,983
	Gross unrealized depreciation		(79,670,836)

	Net unrealized appreciation/depreciation		$290,342,147

Notional Amount	Termination Date		Unrealized Appreciation
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS — 0.0%
$619,296	International Power plc(f)	06/27/12	$15,295

(98,000 Shares)

(a)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2012, the market value of fair valued securities amounted to $396,000 or 0.01% of total investments.

(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2012, the market value of the Regulation S security amounted to $1,158,480 or 0.04% of total investments, which was valued under methods approved by the Board of Trustees as follows:

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2012 (Unaudited)

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/12 Carrying Value Per Unit
360,000	Orascom Telecom Holding SAE, GDR	05/05/09	$1,464,194	$3.2180

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the market value of Rule 144A securities amounted to $967,178 or 0.04% of total investments.

(e)	At March 31, 2012, $950,000 of the principal amount was pledged as collateral for the equity contract for difference swap agreement.
(f)	At March 31, 2012, the Fund had entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and nonfinancial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Energy and Utilities: Merchant Energy	$46,988,697	—	$ 0	$46,988,697
Other Industries(a)	1,478,656,655	—	—	1,478,656,655
COMMUNICATIONS
Telecommunications	208,449,087	$396,000	—	208,845,087
Other Industries(a)	231,089,193	—	—	231,089,193
OTHER(a)	220,095,667	—	—	220,095,667

Total Common Stocks	2,185,279,299	396,000	0	2,185,675,299

Convertible Preferred Stocks(a)	747,360	—	—	747,360
Warrants(a)	—	571,178	—	571,178
U.S. Government Obligations	—	506,738,456	—	506,738,456

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,186,026,659	$507,705,634	$ 0	$2,693,732,293

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation):*
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$15,295	$—	$15,295

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General.  The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation.  Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations.  The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities.  The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. There were no illiquid securities held as of March 31, 2012. For the restricted securities the Fund held as of March 31, 2012, refer to the Schedule of Investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments.  The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements.  The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2012 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$619,296 (98,000 Shares)	International Power plc	International Power plc	06/27/12	$15,295

Tax Information.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Monthly Distributions - $0.07 per share

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be confused with the yield or total return of the Fund.

The Gabelli Utilities Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Mary E. Hauck Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Co.
Anthony J. Colavita President, Anthony J. Colavita, P.C.	Kuni Nakamura President, Advanced Polymer, Inc.
Vincent D. Enright Former Senior Vice President and Chief Financial Officer, KeySpan Corp.	Werner J. Roeder, MD Medical Director, Lawrence Hospital

Officers

Bruce N. Alpert President and Acting Chief Compliance Officer	Agnes Mullady Secretary and Treasurer

Custodian, Transfer Agent, and Dividend Disbursing Agent
State Street Bank and Trust Company

Distributor
G.distributors, LLC

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q112QR

The

Gabelli

Utilities

Fund

Morningstar® rated The Gabelli Utilities Fund Class AAA Shares 4 stars overall and 5 stars for the five year period ended March 31, 2012 among 75 and 73 Utilities funds, respectively. MorningstarTM is based on risk-adjusted returns.

FIRST QUARTER REPORT

MARCH 31, 2012

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/30/12

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/30/12

*	Print the name and title of each signing officer under his or her signature.